LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Changes in Period (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Expenditures	$ (37.1)	$ (21.7)
Landfill closure and post-closure obligations
Reconciliation of changes in other provisions [abstract]
Beginning balance	735.6	236.6
Acquisitions via business combinations	122.3	262.6
Adjustment related to prior year acquisitions	1.6	0.0
Adjustment for divestitures	(102.9)	0.0
Provisions	149.4	266.0
Accretion	14.4	6.9
Expenditures	(37.1)	(21.7)
Changes in foreign exchange	(2.7)	(14.8)
Ending balance	880.6	735.6
Less: Current portion of landfill closure and post-closure obligations	(39.1)	(55.3)
Non-current portion of landfill closure and post-closure obligations	$ 841.5	$ 680.3